UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:   October 31

Date of reporting period:   October 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form  displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

BLANKINSHIP VALUE FUND

A Series of BLANKINSHIP FUNDS, INC.

Annual Report

October 31, 2009

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

Dear Fellow Shareholder:

For the year ended October 31, 2009, your Fund gained 11.16% compared to a gain of 9.79% for the S&P 500.  Since investment operations began on January 16, 2004 (cumulatively), your Fund has lost 1.98% compared to a gain of 2.11% for the S&P 500 Index.

During the past year, we experienced unprecedented turmoil in financial markets.  We will always have investments that don’t work out as expected, but in this environment we felt it was important to carefully re-evaluate all holdings.  As a result of this re-evaluation, we liquidated holdings in Coventry Healthcare, DISH Network, Marine Products, Moody’s and Mylan.  We also sold Pfizer because we disagreed with management’s decision to take on massive debt to purchase Wyeth.  We sold Autozone and Canadian Natural Resources for a happier reason, because the share prices were above our estimates of their intrinsic values and we were able to lock in decent profits.

In general, we used the cash from these sales to purchase additional shares of companies in which we have the greatest confidence and which appeared to be exceptional bargains: American Express, Berkshire Hathaway, Cemex, Cimarex, Dawson, Sears and US Bancorp.  Some of these purchases were made around the time of the market’s lowest price levels in March.  We also added a new holding in March, which is Burlington Northern Sante Fe railroad.  We attribute the Fund’s performance edge for the year primarily to these purchases during times of extreme market pessimism.

Later in the year we added new positions in Houston Wire & Cable Co., Markel and Paychex.  These are firms which we believe are well positioned to survive the economic downturn and are likely to increase significantly in value during an economic recovery.

We believe the Fund is well positioned from a tax perspective.  In spite of the changes described above, the portfolio turnover for the year was still below 35% and the Fund has loss carry-forwards that can be used to offset future gains.

Our financial statements are provided on the following pages for your review, and I will be happy to personally answer any questions you may have.

Sincerely,

Rex Blankinship, Ph.D., CPA

President

Note:  Except for any historical information, the matters discussed in this document contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934.  These forward-looking statements involve risks and uncertainties including activities, events or developments that management of the Fund expects, believes or anticipates will or may occur in the future.  A number of factors could cause actual results to differ from those indicated in the forward-looking statements.  Such statements are subject to a number of assumptions, risks and uncertainties, and are not guarantees of future performance.  Actual results may differ materially from those set forth in the forward-looking statements.

Growth of $10,000 Invested in Blankinship Value Fund and Indexes from

January 16, 2004 (start of investment operations) to October 31, 2008

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
Jan-04
Apr-04
Jul-04
Oct-04
Jan-05
Apr-05
Jul-05
Oct-05
Jan-06
Apr-06
Jul-06
Oct-06
Jan-07
Apr-07
Jul-07
Oct-07
Jan-08
Apr-08
Jul-08
Oct-08
Jan-09
Apr-09
Jul-09
Oct-09
Blankinship Value Fund
S&P 500 Index

Average Annualized Returns as of 10/31/09
	One Year	Three Years	Five Years	Since Inception 1/16/04
Blankinship Value Fund	11.16%	(7.91%)	(0.73%)	(0.34%)
S&P 500 Index	9.79%	(7.03%)	0.33%	0.36%

Note:  Past performance does not predict future performance and the performance data above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  All index returns and returns for the Fund assume reinvestment of dividends.  Share values will fluctuate, so that shares may be worth more or less than their original cost when redeemed.  It is not possible to invest directly in the S&P 500 Index, and its returns don’t reflect the expenses that would be incurred for investments in a fund that tracks this index.  The Fund no longer compares performance to the Russell 2000 Value Index because management considers it to be less representative of actual market returns than a broad-based large-cap index such as the S&P 500.

Portfolio Holdings

The graphic below shows the major categories of the Fund’s holdings as of October 31, 2009, and the percent of net asset value represented by each.

Top Ten Holdings	% of Net Assets
Berkshire Hathaway, Inc. (BRK.B)	13.88
Sears Holdings Corporation (SHLD)	10.04
Middleby Corporation (MIDD)	5.75
Johnson & Johnson (JNJ)	4.99
U.S. Bancorp (USB)	4.91
Markel Corp. (MKL)	4.55
American Express Company (AXP)	4.42
Stryker Corp. (SYK)	4.21
Cimarex Energy Co. (XEC)	4.00
Burlington Northern Sante Fe (BNI)	3.93

Top Ten Categories	% of Net Assets
Diversified Holding Companies	13.88
Industrial Equipment	10.26
Retail	10.04
Healthcare Products	9.21
Healthcare Services	6.22
Oil & Gas	5.15
Banking	4.91
Insurance – Property & Casualty	4.55
Credit Card Services	4.42
Railroads	3.93

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees; administrative fees; and other Fund expenses; and (2) a 1% “early redemption fee” may be incurred if you make withdrawals within one year of opening a new account.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2009 through October 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the early redemption fee.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if the early redemption fee was incurred, your costs would have been higher.

	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expenses Paid During Period* 5/1/09 to 10/31/09
Actual	$1,000.00	$1,151.22	-0-
Hypothetical (5% return before expenses)	$1,000.00	$1,025.71	-0-

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).  The Fund’s ending account value on the first line in the table is based on its actual total returns of 15.12% for the six month period of May 1, 2009 to October 31, 2009.

BLANKINSHIP VALUE FUND

Schedule of Investments

October 31, 2009

	Shares	Cost	Value
Domestic Common Stocks – 85.62%

Banking – 4.91%
U.S. Bancorp (USB)	1,500	39,108	34,830

Business Services – 3.80%
Paychex Inc. (PAYX)	950	26,403	26,990

Computer Equipment – 2.04%
Dell (DELL)*	1,000	26,048	14,450

Consumer Durables – 2.11%
Harley Davidson (HOG)	600	25,876	14,952

Credit Card Service – 4.42%
American Express Company (AXP)	900	21,756	31,356

Diversified Holding Companies – 13.88%
Berkshire Hathaway, Inc. Class B (BRK.B)*	30	86,260	98,490

Pharmaceuticals – 2.73%
Forest Laboratories Inc (FRX)*	700	25,479	19,369

Energy Exploration Services – 2.38%
Dawson Geophysical (DWSN)*	700	14,331	16,905

Healthcare Products – 9.21%
Johnson & Johnson (JNJ)	600	35,323	35,430
Stryker Corp. (SYK)	650	26,863	29,900
		62,186	65,330

Healthcare Services – 6.22%
UnitedHealth Group, Inc. (UNH)	800	17,366	20,760
WellPoint, Inc. (WLP)*	500	27,450	23,380
		44,816	44,140

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

October 31, 2009

	Shares	Cost	Value
Industrial Equipment – 10.26%
Houston Wire & Cable Co. (HWCC)	1,600	21,237	19,344
Hurco Cos. Inc. (HURC)*	800	36,538	12,720
Middleby Corp. (MIDD)*	900	21,378	40,779
		79,153	72,843

Insurance – Property & Casualty – 4.55%
Markel Corp. (MKL)*	100	33,442	32,270

Oil & Gas – 5.15%
Cimarex Energy Co. (XEC)	725	21,051	28,391
W&T Offshore, Inc. (WTI)	700	15,769	8,155
		36,820	36,546

Railroads – 3.93%
Burlington Northern Santa Fe (BNI)	370	20,526	27,868

Retail – 10.03%
Sears Holdings Corporation (SHLD)*	1,050	105,466	71,253

Total Domestic Common Stocks		647,670	607,592

Foreign Common Stocks – 7.18%

Mexico – 3.73%
Building Materials – 3.73%
CEMEX ADR (CX)*	2,548	48,991	26,448

South Korea – 3.45%
Steel – 3.45%
POSCO ADR (PKX)	240	10,116	24,509

Total Foreign Common Stocks		59,107	50,957

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

October 31, 2009

	Shares	Cost	Value

Short-Term Investments – 7.10%
Schwab Cash Reserves – 0.06% yld.**	50,358	50,358	50,358
Total Short-Term Investments		50,358	50,358

Total investments – 99.90%		$757,135	$708,907

Other assets in excess of liabilities – 0.10%			758

Net assets – 100.00%			$709,665

* Non-income producing security during the period.

** Variable rate security; the coupon rate shown represents the yield at October 31, 2009.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Assets and Liabilities

October 31, 2009

Assets:

Investments in securities at fair value (cost $757,135)	$708,907

Cash	300

Dividends Receivable	458

Total assets	709,665

Liabilities:
-0-

Net Assets	$709,665

Composition of Net Assets:
Shares of common stock, at $.001 par value	$ 80
Paid-in capital	844,368
Net unrealized depreciation of investments 96,603	(48,228)
Accumulated realized loss on investments	(90,556)
Undistributed net investment income	4,001
Net assets (equivalent to $8.87 per share based on
80,017 shares of capital stock issued and
outstanding, 100,000,000 authorized)	$709,665
Minimum redemption price per share ($8.87 *0.99) (Note 1)	$8.78

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Operations

For the year ended October 31, 2009

Investment income:
Dividends (net of foreign
withholding taxes of $85)	$5,533
Dividends – money market funds	153
Total income		$5,686

Expenses:
Investment advisory fee (Note 2)	$6,133
Administrative fee (Note 2)	3,066
Total expenses	9,199

Less: Fees waived (Note 2)	(9,199)
Net expenses		-0-
Net Investment Income		5,686

Realized and unrealized gain (loss) from investments:
Net realized loss on investments		(36,536)
Net increase in unrealized appreciation of investments		101,433
Net realized and unrealized gain on investments		64,897

Net increase in net assets resulting from operations		$70,583

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statements of Changes in Net Assets from Operations

	For the Years Ended
	Oct. 31, 2009	Oct. 31, 2008

Increase/(decrease) in net assets from operations:
Net investment income	$5,686	$11,622
Net realized loss on investments	(36,536)	(54,020)
Net change in unrealized appreciation
(depreciation) on investments	101,433	(348,127)
Net increase (decrease) in net assets
resulting from operations	70,583	(390,525)

Distributions to shareholders from:
Net investment income	(10,978)	(15,364)
Net realized gain on investments	(0)	(5,432)
Total distributions paid to shareholders	(10,978)	(20,796)

Capital share transactions (Note 6)	21,955	102,454

Total increase (decrease) in net assets	81,560	(308,867)

Net assets, beginning of period	628,105	936,972
Net assets, end of period (including undistributed net investment income of $4,001 and $9,294, respectively)	$709,665	$628,105

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Financial Highlights

	For the Years Ended

	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
Net Asset Value, Beginning of period	$8.14	$13.74	$12.20	$11.06	$10.19

Investment operations:
Net investment income (loss)*	.07	(.71)	.21	.24	.22
Net realized and
unrealized gain (loss)
on investments	.80	(4.58)	1.67	1.13	0.76
Total from investment			1.88	1.37	0.98
Operations	.87	(5.29)

Less Distributions:
Net investment income	(.14)	(.23)	(.24)	(.23)	(.11)
Capital gains	-	(.08)	(.10)	-	-
Total distributions	(.14)	(.31)	(.34)	(.23)	(.11)

Net asset value, End of period	$8.87	$8.14	$13.74	$12.20	$11.06

Total return**	11.16%	(39.34%)	15.71%	12.57%	9.66%

Ratios/ Supplemental Data:
Net Assets, end of period	$709,665	$628.105	$936,972	$758,122	$586,609

Ratio of Expenses to
Average Net Assets:
Before Expenses
Reimbursed	1.50%	1.50%	1.50%	1.50%	1.50%
After Expenses
Reimbursed	0.00%	0.00%	0.00%	0.30%	0.00%
Ratio of Net Investment
Income to Average
Net Assets	0.92%	1.35%	1.66%	1.94%	2.18%
Portfolio Turnover Rate	34.37%	47.22%	14.29%	4.97%	7.80%

* Based  on average shares outstanding.

** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Notes to Financial Statements

October 31, 2009

1.  Organization and Significant Accounting Policies:

Organization: The Blankinship Value Fund (the “Fund”) was organized as a series of the Blankinship Funds, Inc. (the “Company”) under the laws of the state of Maryland on March 14, 2003.  The Fund is registered as an open-end non-diversified regulated investment company under the Investment Company Act of 1940.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.   These policies are in conformity with accounting principles, generally accepted in the United States of America.

Codification: As specified in Financial Accounting Standards Board (FASB) Statement No. 168, the FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, effective September 15, 2009 the Financial Accounting Standards Board (FASB) Accounting Standards Codification (FASC) became the authoritative source of generally accepted accounting principles (GAAP) recognized by the FASB. As of this effective date, all accounting and reporting standards under GAAP are superseded.

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2009

are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of 13 weeks or less when acquired, or which subsequently are within 13 weeks of maturity, are valued by using the amortized cost method of valuation, which approximates fair value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2009

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of October 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$607,592	-	-	$607,592
Foreign Common Stocks	50,957	-	-	50,957
Short-Term Investments	50,358	-	-	50,358
Total	$708,907	-	-	$708,907

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the year ended October 31, 2009.

The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective November 15, 2008. This guidance requires  enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not invest in derivative instruments during the year ended October 31, 2009.

Share Valuation:

The net asset value (“NAV”) is generally calculated at the close of trading on the New York Stock Exchange (normally 4:00 pm Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting it’s liabilities, and then dividing by the total number of shares outstanding, rounding to the nearest cent.  The offering price and redemption price per share is equal to the NAV per share, except that shares of the Fund are subject to a redemption fee of 1% if redeemed within a year after the initial investment in a new account.  The Fund implemented this redemption fee policy to discourage large and frequent short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades.  For the fiscal year ended October 31, 2009 there were no redemption fees.

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2009

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distribution to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at least annually.  Distributions are recorded on the ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized, over the lives of their respective securities.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2009

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year.  Actual results could differ from these estimates.  Management has evaluated subsequent events through December 29, 2009, the date the financial statements were issued.

2.  Management Agreement and Expenses -- The Fund has a Management Agreement with Blankinship Corporation (“the Adviser”), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund.  The Adviser also provides and pays for administrative services to the Fund.  These administrative services include but are not limited to: accounting, administrative, legal, dividend disbursing agent, transfer agent, registrar, fund share distribution, custodian, shareholder reporting and insurance.  The Fund is responsible for interest, taxes, brokerage fees and commissions, and any extraordinary expenses, including but not limited to litigation and indemnification costs and expenses.  Under the terms of the Management Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% for its investment advisory services and a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.50% for its administrative services.  For the year ended October 31, 2009, the Adviser voluntarily waived all fees (totaling 1.5% of net assets on an annualized basis, or in dollar terms $6,133 in advisory fees and $3,066 in administrative fees).  Regarding the future, the Adviser has contractually and irrevocably waived fees equal to 0.30% on an annualized basis through June 30, 2010.

3.  Investments -- For the year ended October 31, 2009, purchases and sales of investment securities other than short-term investments and U.S. government obligations aggregated $205,926 and $194,537 respectively.  At October 31, 2009, the gross unrealized appreciation for all securities totaled $80,005 and the gross unrealized depreciation for all securities totaled $128,233 or a net unrealized depreciation of $48,228.  The aggregate cost of securities for federal income tax purposes at October 31, 2009 was $757,135, including short-term investments.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2009

4.  Federal Income Taxes -- Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income (loss)	$4,001
Accumulated realized losses	$(90,556)
Unrealized depreciation	$(48,228)

The Fund has a loss carryforward composed of:

$54,020 which will expire in 2016;

$36,536 which will expire in 2017.

5.  Distributions to Shareholders -- On December 29, 2008, a distribution of $0.139 per share was paid to shareholders of record on this same date.  The tax character of distributions was:

	Total	Per Share
Ordinary income	$10,978	$0.139
Short-term capital gain	-	-
Long-term capital gain	-	-
	$10,978	$0.139

6. Capital Share Transactions -- As of October 31, 2009, 100,000,000 shares of $.001 par value capital stock were authorized and 80,017 shares were issued and outstanding.  Transactions in capital stock were as follows:

	For the Years Ended
	October 31, 2009		October 31, 2008

	Shares	Amount	Shares	Amount
Shares Sold	1,855	$15,000	7,568	$85,000
Shares issued in reinvestment
of distributions	1,039	6,955	1,373	17,454
	2,894	21,955	8,941	102,454
Shares redeemed	-	-	-	-

Net increase	2,894	$21,955	8,941	$102,454

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

October 31, 2009

7.  Control and Ownership – The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of October 31, 2009, the Blankinship family, in aggregate, owned approximately 63% of the Fund.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

  of the Blankinship Value Fund,

  a Series of the Blankinship Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Blankinship Value Fund, a Series of the Blankinship Funds, Inc.  (the “Fund”), including the schedule of investments as of October 31, 2009 and the related statements of operations, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blankinship Value Fund, a Series of the Blankinship Funds, Inc. as of October 31, 2009, the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

December 29, 2009

BLANKINSHIP VALUE FUND

Additional Information

October 31, 2009

(Unaudited)

Proxy Voting Guidelines:  The Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available upon request and without charge by calling the Fund toll-free at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.

Quarterly Portfolio Schedule:  The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Basis for Approval of Investment Advisory Contract:  The Board of Directors approved the renewal of the Management Agreement (the “Agreement”), which provides the Fund with investment advisory and administrative services.  In their meeting on April 27, 2009, the Board considered the following information that was provided by the Advisor.

•

The Management Agreement for Investment Advisory Services and Administrative Services;

•

A performance summary as of 4/24/09.

At the meeting, Dr. Blankinship noted that Section 15 of the Investment Company Act of 1940 says, “It shall be the duty of the directors of a registered investment company to request and evaluate, and the duty of an investment adviser to such company to furnish, such information as may reasonably be necessary to evaluate the terms of any contract whereby a person undertakes regularly to serve or act as investment adviser of such company.”  Dr. Blankinship also noted that some factors a board should consider include:

•

The financial condition and the stability of the adviser;

•

The terms of the advisory agreement;

•

The adviser’s investment performance;

•

The Adviser’s personnel and method of analysis;

•

The compensation to the advisers;

•

Any possible conflicts of interest;

•

The overall fund expenses and expense ratios; and

•

A review of brokerage and portfolio transactions.

BLANKINSHIP VALUE FUND

Additional Information

October 31, 2009

(Unaudited)

Dr. Blankinship provided the following additional information:

Morningstar’s web site indicates that the average expense ratio for small cap value funds is 1.51% and for mid cap value funds it is 1.37%.  These are category averages, but funds with small asset bases, such as the Fund, tend to have higher expense ratios because the expenses are spread over smaller asset bases.

The Adviser has waived all fees from inception through 12/31/05.  For the period 1/1/06 through 3/31/06, the Adviser charged 1.2% annualized ($2,074.91), and waived 0.3% annualized ($546.15).  All fees from 3/31/06 through the date of this meeting were also waived by the Adviser.  As a result, the Fund has received advisory and administrative services at very low cost.  Although fee waivers are at the Adviser’s discretion, the history to date has been beneficial to the Fund.  The Agreement provides for an annualized fee of 1.0% of assets for Advisory services and 0.5% for management services, resulting in an expected operating expense level of about 1.5% without waivers.  Even without fee waivers, the small asset base of the Fund is likely to result in a net loss to the Adviser for the foreseeable future, and below average expenses for the Fund (relative to similar funds).

Other expenses have also been minimized by the Adviser.  Lower turnover tends to result in lower trading costs and taxes for the Fund’s shareholders.  Based on recent articles, it appears that the average annual turnover rate for actively managed domestic funds is at least 85%.  The table below summarizes the Fund’s turnover rate for recent years.

Fiscal Year	2004*	2005	2006	2007	2008
Portfolio Turnover Rate	0.00%	7.80%	4.97%	14.29%	47.22%

* From 1/14/04 start of investment operations through 10/31/04 fiscal year end.

Dr. Blankinship, the President of the Adviser, is the Fund’s largest shareholder and owns a majority of the Fund’s shares.

Regarding the financial condition and the stability of the Adviser, the Adviser has operated at a loss since the Fund began operations.  Dr. Blankinship has provided loans to the Adviser to allow its continued operation, and the Adviser’s financial condition and stability is therefore dependent on that of Dr. Blankinship.  Dr. Blankinship provided the Board with information regarding his financial resources and commitment to continuing the Adviser’s operations.  Dr. Blankinship stated it appears that conflicts of interest are minimal because he is the Fund’s largest shareholder, and has no other advisory clients.

BLANKINSHIP VALUE FUND

Additional Information

October 31, 2009

(Unaudited)

Dr. Blankinship stated that he believed the information provided was accurate, complete, and sufficient to evaluate the terms of the Agreement and reach conclusions.  He offered to address any questions or concerns the other directors may have.

The Directors unanimously concluded that the information provided was sufficient to evaluate the terms of the Agreement and reach conclusions.  The Directors reviewed and discussed this information.

The Board concluded that the background and experience of the Adviser’s President, Dr. Blankinship, was a key factor.  His background, experience, and integrity were personally known by the Directors.  His rigorous academic training, CPA credential, and business experience were viewed as having a direct bearing on his ability to provide sound investment advice to the Fund.  His strong background in technology was considered an asset to the Fund in both evaluating technology-related investments, and in utilizing technology for the Fund’s administration and research.  Because his research, analysis, and investment philosophy led to the development of the Fund’s investment objective and strategies, he was believed to have the best insight into the execution of those strategies.  His personal investment in the Fund was also viewed as a positive indication of his commitment to the Fund and its shareholders.  No conflicts of interest were identified, and the financial condition of the Adviser was considered acceptable.

In summary, the Board determined that the Agreement, including the fee level, was beneficial and reasonable in light of all relevant circumstances.  This determination was based on the following factors as discussed above: (1) the encouraging performance history of the Fund; (2) the extremely low expenses of the Fund under the agreement to date; (3) comparison of the fees stated in the Agreement to those of similar funds; (4) Dr. Blankinship’s background, experience, resources, and commitment to the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Directors.  Rather, the Directors weighed and balanced all factors considered before voting to approve the Agreement.

BLANKINSHIP VALUE FUND

Additional Information

October 31, 2009

(Unaudited)

Board of Directors:  The Board oversees the Corporation's business and investment activities and is responsible for protecting the interests of the Fund’s shareholders.  Information about the directors and officers of the Corporation is provided in the table on the following page.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors, and is available without charge, by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.  Each director may be contacted by writing to the director c/o Blankinship Value Fund, 1210 South Huntress Court, McLean, VA 22102.  The Fund did not pay any of its directors or officers during the period covered by this report.  As the 100% owner of the Adviser, Dr. Blankinship may benefit from fees under the Management Agreement.  As of October 31, 2009, Dr. Blankinship also beneficially owned 63% of the Fund; section 2(a)(9) of the Investment Company Act of 1940, indicates that any person beneficially owning more than 25% of the voting securities is presumed to control the company.

Name Address Date of Birth Term of service*	Position(s) Held with Fund	Principal Occupation Past 5 Years
Independent Directors
Alexander J. Falk, Jr. 7718 Bridle Path Ln. McLean, VA 22102 D.O.B.: 5/9/37 Director since 1/16/04	Director	Retired executive of Verizon Communications.
Barbara A. Stewart, Ph.D. 10022 Lochness Ct. Vienna, VA 22180 D.O.B.: 10/25/26 Director since 1/28/05	Director	Retired professor of history at George Mason University
Interested Directors
Rex Blankinship, PhD, CPA** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 2/19/55 Director since 1/16/04	Director, President, Treasurer, Secretary

Portfolio manager for the Fund since inception.  As President of Blankinship Corporation, has consulted on the design and installation of financial systems from 1987 to present.  From 1993 through 1999 he also worked as a Partner in International Registries, a legal, administrative, and financial services firm.

Officers
Janet L. Barnes** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 9/7/49 Officer since 1/16/04	Vice-President, Assistant Treasurer, Assistant Secretary	Senior Executive Service Officer of the U.S. Government Office of Personnel Management

* There is no stated term of office for the Fund's Directors. No directors of the Fund hold other directorships, or oversee other funds. The Fund has no standing committees.

** Rex Blankinship is an interested director because he serves as a Director and Officer of the Adviser, and is its sole shareholder. Janet Barnes is the wife of Rex Blankinship, and is also a Director and Officer of the Adviser.

Notes

BLANKINSHIP VALUE FUND

Shareholder Services

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

For more information about Blankinship Value Fund, please refer to:

Prospectus, which provides essential information that you should read before investing in the Fund.

Statement of Additional Information (SAI), which contains more information about the fund, its investments and policies. It is incorporated by reference and is legally a part of the prospectus.

For a free copy of the Prospectus or SAI, account applications, or any questions, please call the Fund at (800) 240-9631.

Information about the Fund (including the Prospectus and the Statement of Additional Information) can also be reviewed and copied at the Security and Exchange Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference room may be obtained by calling the Commission at (800) SEC-0330. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102

Investment Company Act file no. 811-21387

Item 2. Code of Ethics

(a)  As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)  Not applicable.

(c)  None.

(d)  None.

(e)  Not applicable.

(f)  The Company’s Code of Ethics is attached as an exhibit.  A copy of the Company’s Code of Ethics may be obtained without charge by calling (800) 240-9631.

Item 3. Audit Committee Financial Expert

The Company does not have a designated financial expert serving on an audit committee.  The Board does not consider this necessary at this time because: 1) it is not required under current regulations; 2) the Board is confident in the quality and transparency of the Fund’s financial reporting; 3) the Fund is relatively small and uncomplicated.  The Board also has confidence in the Fund’s President, Dr. Blankinship, and the Fund’s auditors, Sanville & Company.  Dr. Blankinship is a Director and is a Virginia CPA.  (Since Dr. Blankinship is also President and a Director of the Adviser, Blankinship Corporation, he is an interested Director.)  The Board may reconsider the issue of an audit committee financial expert if circumstances change, such as the Fund increasing significantly in size or complexity.

Item 4. Principal Accountant Fees and Services

Audit Fees   Sanville & Company billed $8,500 in audit fees for the fiscal year ended 10/31/07 and $6,900 in audit fees for the fiscal year ended 10/31/08.  A bill has not yet been received for the fiscal year ended 10/31/09.

Audit-Related Fees  None.

Tax Fees  None.

All Other Fees  None.  (No other services were provided by Sanville & Company to the Fund, the Adviser, or any entity related to the Adviser, during the last two fiscal years.)

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

See Shareholder’s Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors.

Item 11. Controls and Procedures

(a) Rex Blankinship, the President and Treasurer, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)  Code of Ethics is attached as Exhibit EX99.CODE ETH.

(a)(2)  Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

(a)(3)  Not applicable.

(b)  Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President and Treasurer

Date

January 4, 2010